SHARE CAPITAL	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Class of Stock [Line Items]
SHARE CAPITAL

NOTE 6 — SHARE CAPITAL

The Company is authorized to issue $50,000 common shares with a par value of $1.00 per share. Prior to the closing of the Business Combination, PubCo intends to amend and restate its memorandum and articles of association (the “PubCo A&R MAA”) which will constitute the PubCo A&R MAA. Under the PubCo A&R MAA, PubCo will change to its authorized share capital to US$50,000 divided into 5,000,000,000 shares of US$0.00001 par value each of a single class. Holders of common shares are entitled to one vote per share owned on each matter properly submitted to the shareholders on which the holders of the common shares are entitled to vote. The holders of common shares shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets for funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. As of December 31, 2025, there were one common share issued and outstanding.

SL BIO LTD
Class of Stock [Line Items]
SHARE CAPITAL

9. SHARE CAPITAL

The Company was incorporated in the Cayman Islands on March 18, 2024 by Mr. Wang, with the initial authorized and issued share capital of $500,000 divided into 5,000,000 common shares at the par value of $0.10 each. It was established as the holding company with the intention to perform reorganization of SL Bio Taiwan.

SL Link has been engaged in three segments: (1) semiconductor equipment design and service; (2) research and development of biomedical products and (3) research, development and sales of the Exosome Business. On May 6, 2022, SL Link commenced the research and development of the Exosome Business. On June 20, 2022, the board of directors of SL Link approved to exercise the business reorganization and spin-off such business into a separate legal entity, SL Bio Taiwan, which was established on July 21, 2022. SL Link continued its operation in semiconductor and biomedical business and referred to as the “OldCo”.

9. SHARE CAPITAL (cont.)

Upon the completion of the Reorganization on June 14, 2024, the Company had 5,000,000 authorized shares with the par value of $0.10 per share, and SL Bio and OldCo both were substantially under common control by the same beneficiary group of SL Link’s shareholders before and after the Reorganization, and SL Bio Taiwan as a wholly-owned subsidiary of the Company. Initially, the Company has issued 5,000,000 common shares to Mr. Wang. On May 23, 2024, he transferred 1,500,000 and 175,000 common shares to SL Link’s shareholders and other investor, respectively. On June 10, 2024, the Company repurchased and cancelled the remaining 3,325,000 common shares of the Company from Mr. Wang at par value. Upon the completion of the Reorganization on June 14, 2024, the Company had 1,675,000 issued and outstanding common shares.

On June 28, 2024, the Company issued additional 2,000,000 common shares to various SL Link shareholders with the par value of $0.10 each at $3.00 per share. After that, the authorized shares is 5,000,000 and the issued and outstanding common shares of the Company is 3,675,000.